Subsidiaries (Details 3) - USD ($) $ in Thousands	Mar. 14, 2019	Jan. 13, 2017
Disclosure of subsidiaries [line items]
Cash		$ (2,000)
Famewave Ltd [Member]
Disclosure of subsidiaries [line items]
Cash	$ 69
Intangible assets	14,310
Other receivables	6
Trade payables	(2,283)
Other payables	(2,102)
Total net identifiable assets	$ 10,000